Fees Summary	Jun. 04, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 0.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering and relates to the Registration Statement on Form S-3 (Registration No. 333-296180) filed by 3D Systems Corporation on May 22, 2026 and declared effective on May 27, 2026. The maximum aggregate offering amount of the offering is $57,499,999.95.
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Amount | shares	57,499,999.95
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true